Summary Prospectus Supplement	January 29, 2016

Putnam AMT–Free Municipal Fund
Summary Prospectus dated November 30, 2015

Putnam Arizona Tax Exempt Income Fund
Summary Prospectus dated September 30, 2015

Putnam Intermediate-Term Municipal Income Fund
Summary Prospectus dated March 30, 2015

Putnam Massachusetts Tax Exempt Income Fund
Summary Prospectus dated September 30, 2015

Putnam Michigan Tax Exempt Income Fund
Summary Prospectus dated September 30, 2015

Putnam Minnesota Tax Exempt Income Fund
Summary Prospectus dated September 30, 2015

Putnam New Jersey Tax Exempt Income Fund
Summary Prospectus dated September 30, 2015

Putnam New York Tax Exempt Income Fund
Summary Prospectus dated March 30, 2015

Putnam Ohio Tax Exempt Income Fund
Summary Prospectus dated September 30, 2015

Putnam Pennsylvania Tax Exempt Income Fund
Summary Prospectus dated September 30, 2015

Putnam Short-Term Municipal Income Fund
Summary Prospectus dated March 30, 2015

Putnam Tax-Free High Yield Fund
Summary Prospectus dated November 30, 2015

The section Your fund’s management is supplemented to reflect that each fund’s portfolio managers are now Thalia Meehan and Paul Drury.

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